                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600

Signature, Place and Date of Signing:

/S/ ANDREW J. HAJDUCKY, III
--------------------------------
Andover, Massachusetts
May 12, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    10
                                        ---------

Form 13F Information Table Value Total: $    342,350     (thousands)
                                         ---------------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                REPORTING MANAGER: CMG@Ventures II, LLC

                                                 ITEM 4:   ITEM 5:
                                                  FAIR     SHARES                                      ITEM 8:
                             ITEM 2:   ITEM 3:   MARKET      OR            ITEM 6:                VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP     VALUE   PRINCIPAL  SH/  INVESTMENT   ITEM 7:  (A)     (B)      (C)
      NAME OF ISSUER         CLASS     NUMBER    (000)     AMOUNT   PRN  DISCRETION  MANAGERS  SOLE   SHARED    NONE

Amazon.com, Inc.               COM    023135106   5,223    77,948   SH     SOLE                77,948
Critical Path, Inc.            COM    22674V100   9,786    115,132  SH     SOLE               115,132
Hollywood Entertainment        COM    436141105   1,129    140,018  SH     SOLE               140,018
  Corporation
Mothernature.com, Inc.         COM    61978K105   3,903   1,236,674 SH     SOLE               1,236,674
PTEK Holdings, Inc.            COM    69366M104    109     16,438   SH     SOLE                16,438
Silknet Software, Inc.         COM    827094103  285,990  2,761,536 SH     SOLE               2,761,536
Tickets.com, Inc.              COM    88633M101   7,571    796,956  SH     SOLE                796,956
Ventro Corporation             COM    163595101   9,068    160,134  SH     SOLE                160,134
Vicinity Corporation           COM    925653107  11,618    334,337  SH     SOLE                334,337
Yahoo! Inc.                    COM    984332106   7,953    46,408   SH     SOLE                46,408

(all share amounts have been adjusted to reflect all stock splits that have occurred prior to the date of the filing of this Form 13F)